Common stock and Stock-Based Compensation-Summary Of Company Recorded Stock-Based Compensation Expense For Stock Options (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Share-Based Payment Arrangement, Noncash Expense	$ 11,040	$ 337	$ 3,847	$ 2,483
Research and Development Expense [Member]
Class of Stock [Line Items]
Share-Based Payment Arrangement, Noncash Expense	5,975	180	1,106	372
Selling, General and Administrative Expenses [Member]
Class of Stock [Line Items]
Share-Based Payment Arrangement, Noncash Expense	$ 5,065	$ 157	$ 2,741	$ 2,111